Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share premium [member]	Reverse Recapitalization Reserve [member]	Merger reserve [member]	Reserve of share-based payments [member]	Statutory reserve [member]	Capital reserve [member]	Retained earnings [member]	Reserve of exchange differences on translation [member]	Equity attributable to owners of parent [member]	Non-controlling interests [member]	Total equity [member]
Balance at Dec. 31, 2021	$ 111,960	$ (79,596)	$ 9,257	$ 20,034	$ 21,238	$ 9,614	$ (87,465)	$ 2,439	$ 7,481	$ (202)	$ 7,279
IfrsStatementLineItems [Line Items]
Net income (loss) for the period							(8,607)		(8,607)	635	(7,972)
Exchange difference on transaction of financial statements of foreign operations								29	29		29
Total comprehensive loss for the period							(8,607)	29	(8,578)	635	(7,943)
Issuance of new shares for equity financing	851								851		851
Additional paid in capital										364	364
Equity compensation - employee share-based compensation	10			314					324		324
Balance at Dec. 31, 2022	112,821	(79,596)	9,257	20,348	21,238	9,614	(96,072)	2,468	78	797	875
IfrsStatementLineItems [Line Items]
Net income (loss) for the period							(2,025)		(2,025)	(17)	(2,042)
Exchange difference on transaction of financial statements of foreign operations								(260)	(260)		(260)
Total comprehensive loss for the period							(2,025)	(260)	(2,285)	(17)	(2,302)
Issuance of new shares for equity financing	8,323								8,323		8,323
Equity compensation - employee share-based compensation	104			6,881					6,985		6,985
Conversion of long-term notes into common shares	520								520		520
Balance at Dec. 31, 2023	121,768	(79,596)	9,257	27,229	21,238	9,614	(98,097)	2,208	13,621	780	14,401
IfrsStatementLineItems [Line Items]
Net income (loss) for the period							(10,544)		(10,544)	(43)	(10,587)
Exchange difference on transaction of financial statements of foreign operations								(348)	(348)	(49)	(397)
Total comprehensive loss for the period							(10,544)	(348)	(10,892)	(92)	(10,984)
Issuance of new shares for equity financing	12,639								12,639		12,639
Equity compensation - employee share-based compensation	348			5,991					6,339		6,339
Conversion of long-term notes into common shares	2,618								2,618		2,618
Warrants exercised	1,228								1,228		1,228
Balance at Dec. 31, 2024	$ 138,601	$ (79,596)	$ 9,257	$ 33,220	$ 21,238	$ 9,614	$ (108,641)	$ 1,860	$ 25,553	$ 688	$ 26,241